Note 4 - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Raw materials	$ 3,925	$ 3,605
Finished goods	3,174	2,820
Inventory	$ 7,099	$ 6,425